Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2025
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2025, and 2024, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2025	2024
	US$(000)	US$(000)

Assets
Cash and cash equivalents	14,815	10,255
Trade and other receivables	699,046	616,659
Income tax credit	2,172	28,340
	716,033	655,254

Liabilities
Trade and other payables	(122,471)	(82,881)
Provisions	(27,992)	(22,003)
Income tax payable	(42,189)	(75,494)
	(192,652)	(180,378)
Net asset position	523,381	474,876